TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Schedule of total trade and other receivables

	Group	Group
	2023	2022
	$’000	$’000
Trade and other receivables	1,131	—
Prepaids	1,355	—
Mining equipment prepayments	—	5,978
Other taxation and social security	1,349	824
Total trade and other receivables	3,835	6,802